SCHEDULE OF RECONCILIATION OF DIFFERENCES BETWEEN THE INCOME TAX BENEFIT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Computed expected income tax benefit		¥ (36,786)	¥ (103,234)	¥ (244,060)
Share-based compensation		3,576	5,560	26,865
Non-deductible entertainment		802	1,264	1,240
Taxable deemed interest income from inter-company interest-free loans		1,633	1,828	2,659
Employee commercial Insurance		271	208	291
Effect of withholding tax at 7% on the interest income of a PRC subsidiary				¥ 2,121
Effect of withholding tax on the interest income of a PRC subsidiary, percentage	7.00%	7.00%	7.00%	7.00%
Selling Commission		¥ 1,016	¥ 1,057	¥ 1,003
Others		97	167	109
Non-PRC entities not subject to income tax		1,044	16,571	66,530
Effect of income tax rate differences in jurisdictions other than the PRC		(345)	(282)	2,964
Over provision in respect of prior years		(65)	36	203
NOL expired		18,292	34,921	38,871
Amortization of intangible assets formed by business combinations		(390)	(429)	(8,806)
Others		(1,725)	(2,759)	1,701
Changes in valuation allowance		12,264	44,528	107,967
Total income tax benefit	$ (43)	¥ (316)	¥ (564)	¥ (342)